Decommissioning provision (Schedule of Decomissioning Provision) (Details) - Decommissioning Provision [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of other provisions [line items]
Provisions, beginning of year	$ 3,948	$ 3,829
Decommissioning costs and change in estimates	(353)	(66)
Accretion on decommissioning provision	196	185
Provisions, end of year	$ 3,791	$ 3,948